Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vista Equity Partners
Related Party Transactions
Total expenses incurred	$ 0.2	$ 0.3	$ 1.2	$ 1.3	$ 0.9
Affiliates of Vista
Related Party Transactions
Recognized revenue	0.1		0.6	1.9	$ 0.8
Accounts receivable	$ 0.0		$ 1.1	$ 0.5